Measurement basis of financial assets and liabilities - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	£ 37,720	£ 42,396	£ 57,909
Financial assets at fair value through profit or loss	2,279	2,321
Derivative financial instruments	3,260	4,235
Loans and advances to banks	5,836	6,433
Loans and advances to customers	461,504	441,907
Reverse repurchase agreements	43,962	44,143
Debt securities	11,983	11,854
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,182	560
Financial assets at amortised cost	524,467	504,897
Financial assets at fair value through other comprehensive income	36,257	30,344
Total		172
Total financial assets	603,983	584,365
Deposits from banks	3,085	3,144
Customer deposits	465,207	451,794
Customer deposits	465,207
Reverse repurchase agreements	37,567	37,760
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Financial liabilities at fair value through profit or loss	4,243	4,630
Derivative financial instruments	4,286	5,787
Notes in circulation	2,118	2,121
Debt securities in issue at amortised cost	52,132	45,281
Other	986	1,663
Subordinated liabilities	8,020	7,211	£ 6,935
Total financial liabilities	581,496	563,440
Derivatives designated as hedging instruments £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	11	51
Total financial assets	11	51
Derivative financial instruments	264	340
Total financial liabilities	264	340
Held for trading £m | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss		0
Derivative financial instruments	3,249	4,184
Total financial assets	3,249	4,184
Financial liabilities at fair value through profit or loss		0
Derivative financial instruments	4,022	5,447
Total financial liabilities	4,022	5,447
Other £m | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	2,279	2,321
Total financial assets	2,279	2,321
Designated at fair value through profit or loss £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	4,243	4,630
Total financial liabilities	4,243	4,630
At fair value through other comprehensive income £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	36,257	30,344
Total financial assets	36,257	30,344
Held at amortised cost £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	37,720	42,396
Loans and advances to banks	5,836	6,433
Loans and advances to customers	461,504	441,907
Reverse repurchase agreements	43,962	44,143
Debt securities	11,983	11,854
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,182	560
Financial assets at amortised cost	524,467	504,897
Total		172
Total financial assets	562,187	547,465
Deposits from banks	3,085	3,144
Customer deposits		451,794
Customer deposits	465,207
Reverse repurchase agreements	37,567	37,760
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Notes in circulation	2,118	2,121
Debt securities in issue at amortised cost	52,132	45,281
Other	986	1,663
Subordinated liabilities	8,020	7,211
Total financial liabilities	£ 572,967	£ 553,023